Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and balances with the Central Bank
Cash	$ 25,080	$ 21,538
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	2,110	8,034
Accrued interest	26	21
Cash and balances with the Central Bank	$ 55,310	$ 57,687